Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable And Prepaid Expenses
Accounts receivable (Note 11(b))	$ 92,005	$ 122,967
Prepaid expenses	63,633	52,041
Total accounts receivable and prepaid expenses	$ 155,638	$ 175,008